Restricted Net Assets	12 Months Ended
Dec. 31, 2016
Restricted Net Assets
Restricted Net Assets

17. Restricted Net Assets

Pursuant to the relevant laws and regulations in the PRC applicable to foreign-investment corporations and the Articles of Association of the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries, the Group is required to maintain a statutory reserve (“PRC statutory reserve”): a general reserve fund, which is not available for dividend distribution. The Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries are required to allocate15% of their profit after taxation, as reported in their PRC statutory financial statements, to the general reserve fund until the balance reaches 50% of their registered capital. At their discretion, the PRC subsidiaries, VIEs and VIEs’ subsidiaries may allocate a portion of its after-tax profits based on PRC accounting standards to staff welfare and bonus funds. The general reserve fund may be used to make up prior year losses incurred and, with approval from the relevant government authority, to increase capital. PRC regulations currently permit payment of dividends only out of the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries’ accumulated profits as determined in accordance with PRC accounting standards and regulations. The general reserve fund amounted to RMB42,595,219 and RMB59,269,800 as of December 31, 2015 and 2016, respectively. The Group has not allocated any of its after-tax profits to the staff welfare and bonus funds for any period presented.

In addition, the share capital of the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries of RMB327,146,223 and RMB344,127,537 as of December 31, 2015 and 2016, respectively, was considered restricted due to restrictions on the distribution of share capital.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries are restricted in their ability to transfer a portion of their net assets, including general reserve and registered capital, either in the form of dividends, loans or advances. Such restricted portion amounted to RMB369,741,442 and RMB403,397,337 as of December 31, 2015 and 2016, respectively. The restricted net assets of the Company’s VIEs and VIEs’ subsidiaries amounted to RMB146,687,889 and RMB168,975,590 as of December 31, 2015 and 2016, respectively.